Note 13 - Stock Compensation Plans (Details) - Status of Shares under the RRP and Stock Incentive Plan - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 13 - Stock Compensation Plans (Details) - Status of Shares under the RRP and Stock Incentive Plan [Line Items]
Unvested at the beginning of the year	41,966	53,000
Unvested at the beginning of the year (in Dollars per share)	$ 8.09	$ 8.06
Granted	0	0
Vested	(10,582)	(11,034)
Vested (in Dollars per share)	$ 8.06	$ 7.92
Forfeited	(600)	0
Forfeited (in Dollars per share)	$ 8.10
Unvested at the end of the year	30,784	41,966
Unvested at the end of the year (in Dollars per share)	$ 8.10	$ 8.09